Share Capital (Details 1) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Balance	$ 3,108	$ 27,948	$ 3,108
Convertible note maturity	0	17,789	0	$ 0
Balance	27,948	68,727	3,108	3,108
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Balance	3,108	27,948	3,108	3,108
Issuance of new shares	24,840	22,990	0	0
Convertible note maturity	0	17,789	0	0
Balance	$ 27,948	$ 68,727	$ 3,108	$ 3,108
Balance	250,000	274,839	250,000	250,000
Shares issued during the period	24,839	31,189	0	0
Balance	274,839	306,028	250,000	250,000